Commitments and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies (Notes 7, 9, 11, 12)
Operating lease right-of-use assets	$ 3,309	$ 3,567	$ 4,558
Current portion of operating lease liabilities	1,080	1,061	990
Noncurrent portion of operating lease liabilities	2,229	2,506	3,567
Total operating lease liabilities	$ 3,309	$ 3,567	$ 4,557